Equity Transactions	6 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Equity Transactions

The Company has 37,503,000,000 common shares authorized with a par value of $ 0.001 per share.

The Company has 10,000,000 preferred shares authorized with a par value of $ 0.001 per share.

At inception, the Company issued 1,093,837,500 shares of common stock for total cash proceeds of $52,500.

On July 18, 2013, the Company designated, from the 10,000,000 authorized shares of preferred stock, 6,000,000 shares of Series “A” Preferred Stock. The Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company granted 6,000,000 Series “A” Preferred shares and 82,767,038 common shares for the intellectual property. The common and preferred shares were valued at a total of $123,973.

On July 19, 2013, our new officer/director agreed to cancel 500,255,434 common shares and returned them to treasury. Certain other shareholders also agreed to cancel 262,521,000 common shares.

On September 5, 2013, the Company increased the authorized common shares from 90,000,000 to 37,503,000,000. Correspondingly, the Company affirmed a forward split of 416.7 for 1 in which each shareholder was issued 416.7 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

On October 29, 2013, the Company granted 250,000 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs can is below.

On December 11, 2013, the Company granted 250,000 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs can is below.

On March 10, 2014, the Company issued 83,334 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On April 4, 2014, the Company issued 83,334 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On April 15, 2014, the Company issued 1,000,000 units at $0.25 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.35 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On May 7, 2014, the Company granted 2,500,000 shares to a consultant for prior services rendered. The Company had accrued $300,000 for these services as of March 31, 2014.

On June 16, 2014, the Company issued 1,469,000 shares of common stock for stock deposits of $147,050. The Company had received the deposits during the year ended March 31, 2014.

On July 1, 2014, the Company granted 1,000,000 shares to a professional for prior legal services rendered. The Company had accrued $30,000 for these services as of June 30, 2014.

On July 10, 2014, the Company issued 700,000 units at $0.043 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.15 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On September 22, 2014 the Company issued 550,459 shares at $0.218 per share to satisfy the conversion of $12,000 of a $37,500 note payable, leaving a remaining principal balance owing of $25,500.

On July 29, 2014, the Company issued 700,000 units at $0.05 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.15 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	October 29, 2013	December 11, 2013	March 10, 2014	April 4, 2014	April 15, 2014	July 10, 2014	July 29, 2014
Warrants	250,000	250,000	83,334	83,334	1,000,000	700,000	700,000
Stock price on grant date	$0.30	$0.02	$0.02	$0.199	$0.252	$0.037	$0.037
Exercise price	$0.50	$0.50	$0.50	$0.50	$0.35	$0.15	$0.15
Expected life	1 year	1 year	1 year	1 year	3 year	3 year	3 year
Volatility	147%	64%	65%	113%	76%	119%	119%
Risk-free rate	0.12%	0.11%	0.13%	0.12%	0.84%	0.96%	0.98%
Calculated value	$10,473	$0	$0	$3,181	$104,416	$12,130	$12,102
Fair value allocation of proceeds	$7,381	$0	$0	$3,181	$104,416	$8,637	$8,992

The following is a summary of the warrant activity for the six months ended September 30, 2014:

	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2014	583,334	$0.50
Granted	2,483,334	0.24
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2014	3,066,668	$0.29

During the year ended March 31, 2014, the Company granted 47,503,280 stock options to officers, directors, employees and consultants. During the six months ended September 30, 2014, the Company granted 4,250,000 stock options to officers, directors, employees and consultants.

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option, whichever can be more clearly determined.

The following is a summary of the inputs used to determine the value of the options using the Black-Scholes option pricing model.

Date	September 6, 2013	February 7, 2014	March 14, 2014	May 7, 2014	July 25, 2014
Options	41,003,280	1,500,000	5,000,000	3,500,000	750,000
Stock price grant date	$0.02	$0.02	$0.30	$0.12	$0.07
Exercise price	$0.0191984	$0.0191984	$0.30	$0.12	$0.06
Expected life	10.00	10.00	10.00	10.00	10.00
Volatility	76%	74%	74%	73%	88%
Risk-free rate	2.94%	2.71%	2.65%	2.56%	2.53%
Calculated value	$663,307	$23,825	$1,182,141	$315,772	$45,109

The following is a summary of the option activity for the six months ended September 30, 2014:

	Number of options	Weighted average exercise price
Outstanding, March 31, 2014	47,503,280	$0.05
Granted	4,250,000	$0.11
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2014	51,753,280	$0.05